Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Basic earnings per share:
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021	50,238	49,625
Basic earnings per share	$ 1.45	$ 0.75	$ 2.67	$ 1.55	$ 3.34	$ 1.19
Diluted earnings per share:
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Weighted average number of shares outstanding	51,231	50,146	51,083	50,021	50,238	49,625
Effect of dilutive securities:
Options on common stock	679	631	703	615
2 3/8% Convertible Senior Subordinated Notes	3,200	1,507	3,094	1,364
Restricted stock awards and other	160	171	181	188
Total shares and dilutive securities	55,270	52,455	55,061	52,188	52,700	50,219
Diluted earnings per share	$ 1.34	$ 0.71	$ 2.48	$ 1.49	$ 3.19	$ 1.18